INTANGIBLE ASSETS (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Intangible Assets
SCHEDULE OF INTANGIBLE ASSETS
	June 30, 2021	December 31, 2020

Customer relationships	$448,800	$448,800
Tradenames	49,799	49,799
Software	250,451	-
Less: accumulated amortization	(185,418)	(54,015)

Net	$563,632	$444,584

The Company’s intangible assets are as follows:

	December 31, 2020	December 31, 2019

Customer relationships	$448,800	$448,800
Tradenames	49,799	49,799
Less: accumulated amortization	(54,015)	(20,775)

Net	$444,584	$477,824